Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net income	$ 809	$ 2,079	$ 1,835
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Net realized investment losses	17
Interest credited to policyholder account balances	(15)
Deferred income taxes	(262)	241	240
Amortization of bond premium and discount	15	19	33
Amortization and write off of deferred charges	16	20	23
Changes in other assets and liabilities
Accrued investment income	(20)	3	18
Reinsurance recoverable from affiliate	(333)	(590)	752
Premiums receivable	(1)	3	11
Receivable from affiliate and other assets	2,767	3,228	(6,423)
Federal income taxes recoverable from affiliate	(418)	(835)	(1,121)
Claim and policy benefit reserves - life and health	3,784	1,546	(720)
Payables to affiliates and other liabilities	(1,821)	59	5,311
Net cash provided by (used in) operating activities	4,538	5,773	(41)
Cash flows from investing activities:
Proceeds on sale or maturity of debt securities	1,268	367	1,628
Net cash provided by investing activities	1,268	367	1,628
Cash flows from financing activities:
Dividend to parent		(7,000)
Policyholder account deposits	781,815	719,883	634,345
Policyholder account withdrawals	(88,266)	(50,481)	(31,206)
Assets on deposit - deposits	(780,777)	(718,797)	(634,039)
Assets on deposit - withdrawals	87,895	49,964	30,951
Change in bank overdrafts	(1)	(1)	1
Net cash provided by (used in) financing activities	666	(6,432)	52
Change in cash and cash equivalents	6,472	(292)	1,639
Cash and cash equivalents at beginning of year	18,440	18,732	17,093
Cash and cash equivalents at end of year	24,912	18,440	18,732
Supplemental disclosure of cash information:
Net cash paid to affiliate for income taxes	498	1,316	1,768
Non cash receipt of securities as capital contribution from parent	$ 20,653